INVESTMENTS IN AFFILIATES - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
ECGS
Balance Sheet
Current assets	$ 22,955	$ 37,476
Non-current assets	244	333
Current liabilities	11,510	25,836
Non-current liabilities	1,203	1,203
Non-controlling interests	0	0
Statement of Operations
Revenue	30,596	44,052
Net (loss) income	207	1,047
Golar Partners
Balance Sheet
Current assets	164,529	311,496
Non-current assets	2,076,288	2,115,875
Current liabilities	323,508	180,087
Non-current liabilities	1,157,792	1,399,683
Non-controlling interests	79,902	76,544
Statement of Operations
Revenue	346,650	433,102
Net (loss) income	76,548	144,848
The Cool Pool Limited (Pool Manager)
Balance Sheet
Current assets	98,448	40,661
Non-current assets	0	0
Current liabilities	98,448	40,661
Non-current liabilities	0	0
Non-controlling interests	0	0
Statement of Operations
Revenue	346,170	159,460
Net (loss) income	0	0
Golar Power
Balance Sheet
Current assets	79,029	61,374
Non-current assets	955,100	713,646
Current liabilities	285,447	60,033
Non-current liabilities	149,114	174,656
Non-controlling interests	1,541	0
Statement of Operations
Revenue	78,732	7,354
Net (loss) income	(10,202)	(7,899)
OneLNG
Balance Sheet
Current assets	4,884	14,955
Non-current assets	0	0
Current liabilities	8,741	10,941
Non-current liabilities	0	0
Non-controlling interests	0	0
Statement of Operations
Revenue	7	0
Net (loss) income	(6,646)	$ (14,883)
Avenir LNG Ltd
Balance Sheet
Current assets	78,591
Non-current assets	20,840
Current liabilities	1,760
Non-current liabilities	0
Statement of Operations
Revenue	487
Net (loss) income	$ (975)